BIOLOGICAL ASSETS - Assumptions (Details)	6 Months Ended
Jun. 30, 2020 ha R$ / m³ m / ha
Assumptions used
Planted useful area (hectare)	960,109
Average annual growth (IMA) - m3 /hectare /year | m / ha	36.16
Average gross sale price of eucalyptus - R$/m3 | R$ / m³	66.86
Discount rate - %	8.60%
Mature assets
Assumptions used
Planted useful area (hectare)	107,861
Immature assets
Assumptions used
Planted useful area (hectare)	852,248